Debt issued measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Financial Liabilities [Line Items]
Short-term debt	$ 44,031	$ 33,870
Senior unsecured debt	22,309	24,695
Covered bonds	14,666	11,689
Subordinated debt	310	328
Debt issued through the Swiss central mortgage institutions	28,440	29,169
Other long-term debt	183	456
Long-term debt	65,908	66,337
Total debt issued measured at amortized cost	$ 109,939	$ 100,207
Secured portion of Covered bonds	100.00%	100.00%
Secured portion of Debt issued through the Swiss central mortgage institutions	100.00%	100.00%
Secured portion of Other long-term debt	91.00%	97.00%
Unsecured portion of total debt issued measured at amortized cost	100.00%	100.00%